Employee Cost - Summary of Employee Cost (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Cost [Abstract]
Wages and salaries	$ 1,102,323	$ 900,596	$ 702,525
Other remunerations	164,011	133,237	107,198
Social benefits	154,563	116,581	91,357
Severance payments	16,901	13,401	22,390
Labor union fees	24,202	22,183	20,111
Taxes on employee benefits	30,064	19,987	13,977
PTU	96,455	56,531	70,127
Retirement employee benefits	51,452	35,530	33,151
Others	84,490	75,218	54,914
Total employee cost	$ 1,724,461	$ 1,373,264	$ 1,115,750